VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
BRF
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 0.3%
Fulin Precision Co. Ltd. 34,000 $ 47,401
Underline
Capital Goods : 35.0%
Beijing Easpring Material
Technology Co. Ltd. 19,100 110,804
Contemporary Amperex
Technology Co. Ltd. 118,420 3,316,098
Dongguan Yiheda Automation
Co. Ltd. 5,152 25,251
East Group Co. Ltd. 48,900 41,365
Eve Energy Co. Ltd. 59,196 368,506
Gaona Aero Material Co. Ltd. 21,600 72,137
Ginlong Technologies Co. Ltd. 9,550 103,190
Guangzhou Great Power
Energy & Technology Co.
Ltd. * 14,800 67,269
Jiangsu Haili Wind Power
Equipment Technology Co.
Ltd. 4,100 33,416
JL Mag Rare-Earth Co. Ltd. 28,800 66,020
Luoyang Xinqianglian Slewing
Bearing Co. Ltd. 8,500 36,292
Qingdao TGOOD Electric Co.
Ltd. 31,300 78,823
Shenzhen Inovance Technology
Co. Ltd. 90,385 828,030
Shenzhen Minglida Precision
Technology Co. Ltd. 7,100 27,334
Sungrow Power Supply Co. Ltd. 47,400 582,478
Sunwoda Electronic Co. Ltd. 65,300 151,964
Suzhou Maxwell Technologies
Co. Ltd. 6,804 118,645
Wuxi Lead Intelligent
Equipment Co. Ltd. 47,020 176,380
Xi'an Triangle Defense Co. Ltd. 13,800 60,832
6,264,834
Commercial & Professional Services : 1.3%
Beijing Originwater Technology
Co. Ltd. 84,300 59,418
Centre Testing International
Group Co. Ltd. 66,400 170,556
229,974
Consumer Durables & Apparel : 0.3%
Huali Industrial Group Co. Ltd. 7,200 49,744
Underline
Consumer Services : 0.7%
Songcheng Performance
Development Co. Ltd. 69,021 116,048
Underline
Financial Services : 8.5%
Beijing Compass Technology
Development Co. Ltd. * 11,600 99,489
East Money Information Co.
Ltd. 589,544 1,239,998
Hithink RoyalFlush Information
Network Co. Ltd. 9,300 192,158
1,531,645
Food, Beverage & Tobacco : 4.1%
Wens Foodstuffs Group Co. Ltd. 251,980 602,426
Number
of Shares Value
Food, Beverage & Tobacco (continued)
Yihai Kerry Arawana Holdings
Co. Ltd. 26,700 $ 126,461
728,887
Health Care Equipment & Services : 11.9%
Aier Eye Hospital Group Co.
Ltd. 193,957 481,372
Dian Diagnostics Group Co. Ltd. 22,200 71,682
Intco Medical Technology Co.
Ltd. 20,620 63,373
Jafron Biomedical Co. Ltd. 20,600 63,863
Lepu Medical Technology
Beijing Co. Ltd. 58,013 131,015
Ovctek China, Inc. 23,200 81,924
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. 23,200 864,234
Shenzhen New Industries
Biomedical Engineering Co.
Ltd. 14,100 122,929
Sonoscape Medical Corp. 11,800 79,295
Tofflon Science & Technology
Group Co. Ltd. 12,100 31,591
Winner Medical Co. Ltd. 9,240 52,139
Winning Health Technology
Group Co. Ltd. 83,066 83,327
2,126,744
Household & Personal Products : 1.1%
By-health Co. Ltd. 46,800 122,257
Yunnan Botanee Bio-
Technology Group Co. Ltd. 6,100 78,425
200,682
Materials : 6.6%
Canmax Technologies Co. Ltd. 24,370 86,344
CNGR Advanced Material Co.
Ltd. 14,100 98,284
Hubei Dinglong Co. Ltd. 32,500 93,662
Hubei Feilihua Quartz Glass
Co. Ltd. 19,600 121,940
Shandong Sinocera Functional
Material Co. Ltd. 36,900 138,679
Shandong Weifang Rainbow
Chemical Co. Ltd. 4,300 42,294
Shenzhen Capchem
Technology Co. Ltd. 22,500 135,624
Shenzhen Dynanonic Co. Ltd. 9,916 104,618
Shenzhen Senior Technology
Material Co. Ltd. 54,391 97,944
Sinofibers Technology Co. Ltd. 15,900 76,483
Sunresin New Materials Co.
Ltd. 11,550 92,700
Weihai Guangwei Composites
Co. Ltd. 24,960 94,242
1,182,814
Media & Entertainment : 2.1%
Beijing Enlight Media Co. Ltd. 66,742 78,979
Kunlun Tech Co. Ltd. * 35,900 188,825
Mango Excellent Media Co. Ltd. 29,370 114,471
382,275

VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences : 9.9%
Anhui Anke Biotechnology
Group Co. Ltd. 50,200 $ 68,721
Betta Pharmaceuticals Co. Ltd. 12,000 94,530
BGI Genomics Co. Ltd. 11,000 78,820
China Resources Boya Bio-
pharmaceutical Group Co. Ltd. 13,500 57,988
Chongqing Zhifei Biological
Products Co. Ltd. 52,153 348,676
Hangzhou Tigermed Consulting
Co. Ltd. 25,406 232,759
Hualan Biological Bacterin, Inc. 3,500 16,360
Imeik Technology Development
Co. Ltd. 4,200 225,962
Pharmaron Beijing Co. Ltd. 40,275 172,544
Porton Pharma Solutions Ltd. 15,800 61,484
Shenzhen Kangtai Biological
Products Co. Ltd. * 29,120 117,277
Walvax Biotechnology Co. Ltd. 77,061 249,248
Zhejiang Wolwo Bio-
Pharmaceutical Co. Ltd. 12,900 52,758
1,777,127
Semiconductors & Semiconductor
Equipment : 5.6%
Hangzhou Chang Chuan
Technology Co. Ltd. 16,500 75,981
Ingenic Semiconductor Co. Ltd. 13,800 140,228
Konfoong Materials
International Co. Ltd. 9,000 76,831
Risen Energy Co. Ltd. 30,800 80,793
SG Micro Corp. 14,235 151,928
Shenzhen SC New Energy
Technology Corp. 11,800 123,448
Wuhan DR Laser Technology
Corp. Ltd. 6,400 63,159
Yangling Metron New Material,
Inc. 7,340 42,015
Yangzhou Yangjie Electronic
Technology Co. Ltd. 13,800 66,325
Number
of Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd. 29,000 $ 190,221
1,010,929
Software & Services : 3.4%
Beijing Sinnet Technology Co.
Ltd. * 64,900 87,519
Empyrean Technology Co. Ltd. 3,900 56,237
Isoftstone Information
Technology Group Co. Ltd. 17,250 63,066
Longshine Technology Group
Co. Ltd. 25,900 68,444
Sangfor Technologies, Inc. * 11,100 142,377
Semitronix Corp. 2,100 22,966
Thunder Software Technology
Co. Ltd. 16,400 172,100
612,709
Technology Hardware & Equipment : 9.1%
Anker Innovations Technology
Co. Ltd. 7,400 95,261
Chaozhou Three-Circle Group
Co. Ltd. 58,600 249,738
Lens Technology Co. Ltd. 91,868 155,359
Leyard Optoelectronic Co. Ltd. 94,400 84,884
Maxscend Microelectronics Co.
Ltd. 15,921 255,490
Shenzhen Longsys Electronics
Co. Ltd. * 1,700 20,552
Shenzhen Sunway
Communication Co. Ltd. 38,201 103,728
Wuhu Token Science Co. Ltd. 96,700 81,786
Yealink Network Technology
Corp. Ltd. 21,540 105,594
Zhongji Innolight Co. Ltd. 28,500 456,110
Zhuzhou Hongda Electronics
Corp. Ltd. 6,200 30,826
1,639,328
Total Common Stocks
(Cost: $17,219,524) 17,901,141
Total Investments: 99.9%
(Cost: $17,219,524) 17,901,141
Other assets less liabilities: 0.1% 21,003
NET ASSETS: 100.0% $ 17,922,144
* Non-income producing

Summary of Investments by Sector
% of
Investments Value
Industrials 36.3% $ 6,494,808
Health Care 21.8 3,903,871
Information Technology 18.2 3,262,966
Financials 8.6 1,531,645
Materials 6.6 1,182,814
Consumer Staples 5.2 929,569
Communication Services 2.1 382,275
Consumer Discretionary 1.2 213,193
100.0% $ 17,901,141